Segment Disclosures	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segment Disclosures
Note 10. Segment Disclosures
Prior to the Self Administration Transaction on June 28, 2019, we internally evaluated all of our properties and interests therein as one industry segment and, accordingly, did not report segment information.
Subsequent to the Self Administration Transaction, we now operate in two reportable business segments: (i) self storage operations and (ii) our Managed REIT Platform business.

Management evaluates performance based upon net operating income (“NOI”). For our self storage operations, NOI is defined as leasing and related revenues, less property level operating expenses. NOI for the Company’s Managed REIT Platform business represents Managed REIT Platform revenues less Managed REIT Platform expenses.
The following tables summarize information for the reportable segments for the periods presented:

	Three Months Ended September 30, 2020
		Managed REIT	Corporate
	Self Storage	Platform	and Other	Total
Revenues:
Self storage rental revenue	$26,706,201	$—	$—	$26,706,201
Ancillary operating revenue	1,431,952	—	—	1,431,952
Managed REIT Platform revenue	—	2,051,021	—	2,051,021
Reimbursable costs from Managed REITs	—	1,173,948	—	1,173,948

Total revenues	28,138,153	3,224,969	—	31,363,122

Operating expenses:
Property operating expenses	9,816,774	—	—	9,816,774
Managed REIT Platform expense	—	329,280	—	329,280
Reimbursable costs from Managed REITs	—	1,173,948	—	1,173,948
General and administrative	—	—	4,012,072	4,012,072
Depreciation	7,863,351	—	140,236	8,003,587
Intangible amortization expense	561,601	1,026,298	—	1,587,899
Other acquisition expenses	468,577	—	—	468,577
Contingent earnout expense	—	1,600,000	—	1,600,000

Total operating expenses	18,710,303	4,129,526	4,152,308	26,992,137

Operating income (loss)	9,427,850	(904,557)	(4,152,308)	4,370,985
Other income (expense):
Interest expense	(8,048,225)	—	(45,251)	(8,093,476)
Interest expense – accretion of fair market value of secured debt	32,788	—	—	32,788
Interest expense – debt issuance costs	(950,120)	—	(2,359)	(952,479)
Other	(139,829)	325,514	—	185,685

Net income (loss)	$322,464	$(579,043)	$(4,199,918)	$(4,456,497)

	Nine Months Ended September 30, 2020
		Managed REIT	Corporate
	Self Storage	Platform	and Other	Total
Revenues:
Self storage rental revenue	$77,221,013	$—	$—	$77,221,013
Ancillary operating revenue	3,768,213	—	—	3,768,213
Managed REIT Platform revenue	—	5,687,701	—	5,687,701
Reimbursable costs from Managed REITs	—	4,453,863	—	4,453,863

Total revenues	80,989,226	10,141,564	—	91,130,790

Operating expenses:
Property operating expenses	28,686,843	—	—	28,686,843
Managed REIT Platform expense	—	2,512,103	—	2,512,103
Reimbursable costs from Managed REITs	—	4,453,863	—	4,453,863
General and administrative	—	—	11,829,732	11,829,732
Depreciation	23,185,178	—	377,523	23,562,701
Intangible amortization expense	4,950,285	3,525,397	—	8,475,682
Other acquisition expenses	593,903	—	—	593,903
Contingent earnout adjustment	—	(5,100,000)	—	(5,100,000)
Impairment of goodwill and intangible assets	—	36,465,732	—	36,465,732
Impairment of investments in Managed REITs	—	4,376,879	—	4,376,879

Total operating expenses	57,416,209	46,233,974	12,207,255	115,857,438

Operating income (loss)	23,573,017	(36,092,410)	(12,207,255)	(24,726,648)
Other income (expense):
Interest expense	(24,581,790)	—	(135,418)	(24,717,208)
Interest expense – accretion of fair market value of secured debt	98,337	—	—	98,337
Interest expense – debt issuance costs	(2,825,162)	—	(7,078)	(2,832,240)
Other	(544,296)	3,312,206	146,930	2,914,840

Net loss	$(4,279,894)	$(32,780,204)	$(12,202,821)	$(49,262,919)

	Three Months Ended September 30, 2019
		Managed REIT	Corporate
	Self Storage	Platform	and Other	Total
Revenues:
Self storage rental revenue	$25,669,615	$—	$—	$25,669,615
Ancillary operating revenue	1,188,934	—	—	1,188,934
Managed REIT Platform revenue	—	1,192,665	—	1,192,665
Reimbursable costs from Managed REITs	—	1,536,800	—	1,536,800

Total revenues	26,858,549	2,729,465	—	29,588,014

Operating expenses:
Property operating expenses	9,655,599	—	—	9,655,599
Managed REIT Platform expense	—	1,248,665	—	1,248,665
Reimbursable costs from Managed REITs	—	1,536,800	—	1,536,800
General and administrative	—	—	3,519,557	3,519,557
Depreciation	7,470,184	—	169,006	7,639,190
Intangible amortization expense	2,503,987	1,237,059	—	3,741,046
Self administration transaction expenses	—	—	107,100	107,100
Other acquisition expenses	25,529	—	—	25,529
Contingent earnout adjustment	—	300,000	—	300,000
Total operating expenses	19,655,299	4,322,524	3,795,663	27,773,486

Operating income (loss)	7,203,250	(1,593,059)	(3,795,663)	1,814,528
Other income (expense):
Interest expense	(10,214,822)	—	(46,114)	(10,260,936)
Interest expense – accretion of fair market value of secured debt	33,191	—	—	33,191
Interest expense – debt issuance costs	(1,082,543)	—	—	(1,082,543)
Other	(106,450)	60,631	—	(45,819)

Net loss	$(4,167,374)	$(1,532,428)	$(3,841,777)	$(9,541,579)

	Nine Months Ended September 30, 2019
		Managed REIT	Corporate
	Self Storage	Platform	and Other	Total
Revenues:
Self storage rental revenue	$74,056,235	$—	$—	$74,056,235
Ancillary operating revenue	2,589,985	—	—	2,589,985
Managed REIT Platform revenue	—	1,221,727	—	1,221,727
Reimbursable costs from Managed REITs	—	1,583,909	—	1,583,909

Total revenues	76,646,220	2,805,636	—	79,451,856

Operating expenses:
Property operating expenses	26,630,201	—	—	26,630,201
Property operating expenses – affiliates	6,605,670	—	—	6,605,670
Managed REIT Platform expense	—	1,259,234	—	1,259,234
Reimbursable costs from Managed REITs	—	1,583,909	—	1,583,909
General and administrative	—	—	7,000,627	7,000,627
Depreciation	21,750,206	—	177,902	21,928,108
Intangible amortization expense	6,524,347	1,298,007	—	7,822,354
Self administration transaction expenses	—	—	1,595,371	1,595,371
Acquisition expenses – affiliates	84,061	—	—	84,061
Other acquisition expenses	109,765	—	—	109,765
Contingent earnout adjustment	—	300,000	—	300,000

Total operating expenses	61,704,250	4,441,150	8,773,900	74,919,300

Operating income (loss)	14,941,970	(1,635,514)	(8,773,900)	4,532,556
Other income (expense):
Interest expense	(28,537,117)	—	(47,623)	(28,584,740)
Interest expense – accretion of fair market value of secured debt	98,850	—	—	98,850
Interest expense – debt issuance costs	(2,997,801)	—	—	(2,997,801)
Net loss on extinguishment of debt	(1,487,867)	—	—	(1,487,867)
Gain resulting from acquisition of unconsolidated affiliates	8,017,353	—	—	8,017,353
Other	(414,871)	62,652	—	(352,219)

Net loss	$(10,379,483)	$(1,572,862)	$(8,821,523)	$(20,773,868)

The following table summarizes our total assets by segment as of September 30, 2020:

Segments	September 30, 2020
Self Storage	$1,158,358,937	(1)
Managed REIT Platform	37,895,289	(1)
Corporate and Other	33,512,424

Total assets	$1,229,766,650

(1)	Included in the assets of the Self Storage and the Managed REIT Platform segments as of September 30, 2020, are approximately $45.3 million and $8.4 million of goodwill, respectively.

Note 9. Segment Disclosures
Prior to the Self Administration Transaction on June 28, 2019, we internally evaluated all of our properties and interests therein as one industry segment and, accordingly, did not report segment information.
Subsequent to the Self Administration Transaction, we now operate in two reportable business segments: (i) self storage operations and (ii) our Managed REIT Platform business.
Management evaluates performance based upon net operating income (“NOI”). For our self storage operations, NOI is defined as leasing and related revenues, less property level operating expenses. NOI for the Company’s Managed REIT Platform business represents Managed REIT Platform revenues less Managed REIT Platform expenses.

The following table summarizes information for the reportable segments for the year ended December 31, 2019 below:

	Year Ended December 31, 2019
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$99,494,560	$—	$—	$99,494,560
Ancillary operating revenue	3,706,700	—	—	3,706,700
Managed REIT Platform revenue	—	3,068,306	—	3,068,306
Reimbursable costs from Managed REITs	—	3,258,983	—	3,258,983

Total revenues	103,201,260	6,327,289	—	109,528,549

Operating expenses:
Property operating expenses	35,723,111	—	—	35,723,111
Property operating expenses – affiliates	6,605,670	—	—	6,605,670
Managed REIT Platform expense	—	2,739,556	—	2,739,556
Reimbursable costs from Managed REITs	—	3,258,983	—	3,258,983
General and administrative	—	—	10,461,453	10,461,453
Depreciation	29,305,979	—	299,299	29,605,278
Intangible amortization expense	9,051,083	2,442,311	—	11,493,394
Contingent earnout expense	—	—	200,000	200,000
Self administration transaction expenses	—	—	1,572,238	1,572,238
Acquisition expenses – affiliates	84,061	—	—	84,061
Other property acquisition expenses	141,489	—	—	141,489

Total operating expenses	80,911,393	8,440,850	12,532,990	101,885,233

Gain on sale of real estate	3,944,696	—	—	3,944,696

Operating income (loss)	26,234,563	(2,113,561)	(12,532,990)	11,588,012
Other income (expense):
Interest expense	(37,469,725)	—	(93,522)	(37,563,247)
Interest expense – accretion of fair market value of secured debt	131,611	—	—	131,611
Interest expense – debt issuance costs	(3,990,421)	—	(6,255)	(3,996,676)
Net loss on extinguishment of debt	(2,635,278)	—	(12,355)	(2,647,633)
Gain resulting from acquisition of unconsolidated affiliates	8,017,353	—	—	8,017,353
Other	(1,159,570)	534,612	—	(624,958)

Net loss	$(10,871,467)	$(1,578,949)	$(12,645,122)	$(25,095,538)

The following table summarizes our total assets by segment:

Segments	December 31, 2019
Self Storage	$1,175,887,634	(1)
Managed REIT Platform	73,939,002	(1)
Corporate and Other	61,607,095

Total assets	$1,311,433,731

(1)	Included in the assets of the Self Storage and the Managed REIT Platform segments are approximately $45.3 million, and $33.1 million of goodwill, respectively.